Decommissioning Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Decommissioning Obligations
Schedule of decommissioning obligations

	2021	2020
Decommissioning obligations, beginning of year	$14,072	$15,018
Changes in estimates	838	(946)
Accretion	186	—
Decommissioning obligations, end of year	$15,096	$14,072